                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                      Supplement to the Current Prospectus


         During the period from August 3, 1998, through August 31, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Cadaret Grant & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Cadaret Grant & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is August 3, 1998.

                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                      Supplement to the Current Prospectus



         During the period from August 3, 1998, through August 31, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Nathan & Lewis Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Nathan & Lewis Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 3, 1998.

                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                      Supplement to the Current Prospectus



         During the period from August 3, 1998, through August 31, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay EQ Financial Consultants, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay EQ Financial Consultants, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 3, 1998.

                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                      Supplement to the Current Prospectus



         During the period from August 3, 1998, through August 31, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Commonwealth Equity Services 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Commonwealth Equity Services an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 3, 1998.